Condensed Financial Information of the Company - Consolidated Statement of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenues	¥ 4,974,757	$ 764,606	¥ 4,564,650	¥ 3,773,877
Cost of revenues	(1,780,089)	(273,595)	(1,543,817)	(956,353)
Gross profit	3,194,668	491,011	3,020,833	2,817,524
Operating expenses
Research and development	(684,863)	(105,262)	(905,854)	(695,185)
Selling and marketing	(1,656,505)	(254,600)	(1,650,581)	(1,505,951)
General and administrative	(407,410)	(62,618)	(561,834)	(447,984)
Interest income (expense), net	22,603	3,474	7,783	14,550
Losses from equity method investments, net	495	76	(11,363)	(12,144)
Impairment of investments	(275,026)	(42,271)	(141,069)	(34,728)
Settlement and changes in fair value of contingent considerations	(9,014)	(1,385)	(3,377)	7,011
Foreign exchange gain (loss), net	(15,224)	(2,340)	3,747	(213)
Other income, net	1,262,551	194,051	87,831	47,003
Income (Loss) before income taxes	1,433,265	220,288	(68,896)	238,377
Income tax expenses	(57,602)	(8,853)	12,189	(63,740)
Net income (loss) attributable to Cheetah Mobile Inc.	1,348,194	207,213	(80,525)	176,347
Other comprehensive income (loss), net of tax of nil
Unrealized gain (loss) on available-for-sale securities, net	(433)	(67)	1,241	9,729
Foreign currency translation adjustments	(148,304)	(22,794)	132,450	115,515
Total comprehensive income attributable to Cheetah Mobile Inc.	1,204,255	185,090	28,504	293,262
Parent Company [Member]
Revenues	52,053	8,000	105,497	196,640
Cost of revenues	(6,919)	(1,063)	(15,993)	(20,531)
Gross profit	45,134	6,937	89,504	176,109
Operating expenses
Research and development	(11,370)	(1,748)	(61,389)	(74,426)
Selling and marketing	(84)	(13)	(347)	(107)
General and administrative	(18,931)	(2,910)	(33,153)	(31,279)
Total operating expenses	(30,385)	(4,671)	(94,889)	(105,812)
Equity in profit (loss) of subsidiaries	1,346,556	206,962	(94,219)	133,246
Interest income (expense), net	(6,525)	(1,003)	(3,213)	7,169
Losses from equity method investments, net	(159)	(24)	(352)	(42)
Impairment of investments				(25,891)
Settlement and changes in fair value of contingent considerations			(240)	(707)
Foreign exchange gain (loss), net	(3,877)	(596)	4,385	389
Other income, net			25,211	1,620
Income (Loss) before income taxes	1,350,744	207,605	(73,813)	186,081
Income tax expenses	(2,550)	(392)	(6,712)	(9,734)
Net income (loss) attributable to Cheetah Mobile Inc.	1,348,194	207,213	(80,525)	176,347
Other comprehensive income (loss), net of tax of nil
Unrealized gain (loss) on available-for-sale securities, net	(433)	(67)	(20,425)	2,915
Foreign currency translation adjustments	(143,506)	(22,056)	129,454	114,000
Other comprehensive (loss) income	(143,939)	(22,123)	109,029	116,915
Total comprehensive income attributable to Cheetah Mobile Inc.	¥ 1,204,255	$ 185,090	¥ 28,504	¥ 293,262